Intangible Assets and Goodwill - Continuity Schedule of Intangible Assets and Goodwill (Details) - CAD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	$ 70,696	$ 367,448
Goodwill	0	887,737
Total	70,696	1,255,185	$ 1,340,149
Brand
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	36,199	146,699
Total	36,199	146,699	146,699
Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	20,016	25,895
Total	20,016	25,895	$ 26,684
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	0	49,275
Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	14,354	75,286
Patents
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	127	1,236
Intellectual property and know-how
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	0	40,511
Software
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	0	28,546
Cost
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	510,759	500,261
Goodwill	914,275	921,494
Total	1,425,034	1,421,755
Cost | Brand
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	157,499	146,699
Cost | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	23,973	25,895
Cost | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	89,626	96,838
Cost | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	116,966	109,127
Cost | Patents
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	1,957	1,895
Cost | Intellectual property and know-how
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	78,099	78,099
Cost | Software
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	42,639	41,708
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(155,136)	(121,628)
Goodwill	0	0
Total	(155,136)	(121,628)
Accumulated amortization | Brand
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	0	0
Accumulated amortization | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	0	0
Accumulated amortization | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(48,975)	(40,155)
Accumulated amortization | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(38,888)	(33,841)
Accumulated amortization | Patents
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(777)	(659)
Accumulated amortization | Intellectual property and know-how
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(49,878)	(37,588)
Accumulated amortization | Software
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(16,618)	(9,385)
Impairment
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	284,927	11,185
Goodwill	914,275	33,757
Total	1,199,202	44,942
Impairment | Brand
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	121,300	0
Impairment | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	3,957	0
Impairment | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	40,651	7,408
Impairment | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	63,724	0
Impairment | Patents
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	1,053	0
Impairment | Intellectual property and know-how
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	28,221	0
Impairment | Software
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	$ 26,021	$ 3,777